Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$116,570,782.03	0.3349735	$75,707,591.98	0.2175506	$40,863,190.05
Class A-2 Notes	$455,000,000.00	1.0000000	$455,000,000.00	1.0000000	$-
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,271,730,782.03	0.8460382	$1,230,867,591.98	0.8188533	$40,863,190.05

Weighted Avg. Coupon (WAC)	3.51%		3.51%
Weighted Avg. Remaining Maturity (WARM)	51.53		50.64
Pool Receivables Balance	$1,321,622,625.11		$1,279,623,157.83
Remaining Number of Receivables	75,764		74,767

Adjusted Pool Balance	$1,294,448,758.02		$1,253,585,567.97

III. COLLECTIONS

Principal:
Principal Collections	$40,313,374.13
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$750,372.16
Total Principal Collections	$41,063,746.29

Interest:
Interest Collections	$3,801,036.98
Late Fees & Other Charges	$69,565.04
Interest on Repurchase Principal	$-
Total Interest Collections	$3,870,602.02

Collection Account Interest	$1,070.89
Reserve Account Interest	$116.18
Servicer Advances	$-

Total Collections	$44,935,535.38

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$44,935,535.38
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$44,935,535.38

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,101,352.19		$1,101,352.19	$1,101,352.19
Collection Account Interest					$1,070.89
Late Fees & Other Charges					$69,565.04
Total due to Servicer					$1,171,988.12

2. Class A Noteholders Interest:
Class A-1 Notes		$25,095.10		$25,095.10
Class A-2 Notes		$200,958.33		$200,958.33
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$622,200.84		$622,200.84	$622,200.84

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$42,981,286.25

9. Regular Principal Distribution Amount:					$40,863,190.05
		Distributable Amount		Paid Amount
Class A-1 Notes				$40,863,190.05
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,863,190.05		$40,863,190.05
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,863,190.05		$40,863,190.05

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,118,096.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,173,867.09
Beginning Period Amount	$27,173,867.09
Current Period Amortization	$1,136,277.23
Ending Period Required Amount	$26,037,589.86
Ending Period Amount	$26,037,589.86
Next Distribution Date Required Amount	$24,927,272.27

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	5
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.76%	1.81%	1.81%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.77%	73,846	98.56%	$1,261,209,962.32
30 - 60 Days	0.99%	737	1.15%	$14,717,727.13
61 - 90 Days	0.20%	148	0.23%	$2,998,441.89
91 + Days	0.05%	36	0.05%	$697,026.49
		74,767		$1,279,623,157.83
Total
Delinquent Receivables 61 + days past due	0.25%	184	0.29%	$3,695,468.38
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	147	0.23%	$3,018,184.34
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	133	0.20%	$2,763,967.65
Three-Month Average Delinquency Ratio	0.20%		0.24%

Repossession in Current Period		50		$1,026,035.52
Repossession Inventory		93		$833,181.94

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,686,093.15
Recoveries				$(750,372.16)
Net Charge-offs for Current Period				$935,720.99

Beginning Pool Balance for Current Period				$1,321,622,625.11

Net Loss Ratio				0.85%
Net Loss Ratio for 1st Preceding Collection Period				0.57%
Net Loss Ratio for 2nd Preceding Collection Period				1.15%
Three-Month Average Net Loss Ratio for Current Period				0.86%

Cumulative Net Losses for All Periods				$3,353,220.36
Cumulative Net Losses as a % of Initial Pool Balance				0.22%

Principal Balance of Extensions				$6,700,610.96
Number of Extensions				318

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